Earnings (Loss) Per Share	12 Months Ended
Dec. 31, 2024
Earnings (Loss) Per Share [Abstract]
EARNINGS (LOSS) PER SHARE

15. EARNINGS (LOSS) PER SHARE

For the year ended December 31, 2024, the Company has determined that the 13,000,000 ordinary shares held in escrow account as earnout shares are participating securities as the earnout shares participate in undistributed earnings on an as-if-converted basis. The holders of the earnout shares are entitled to receive dividends on a pro rata basis, as if their shares had been converted into ordinary shares. Accordingly, the Company uses the two-class method of computing net income per share, for ordinary shares and earnout shares according to the participation rights in undistributed earnings. For the year ended December 31, 2024, the Company applied treasury method in computing loss per share for ordinary shares and warrants.

For the year ended December 31, 2024, the outstanding warrants, including Public Warrants, Private Warrants and Other Warrants, were excluded from the calculation of diluted net earnings per ordinary share, as their inclusion would have been anti-dilutive for the periods prescribed.

The Company had 13,000,000 and nil unvested Earnout Shares outstanding as of and for the years ended December 31, 2024 and 2023, respectively. The Earnout Shares contain a non-forfeitable right to dividends and hence are considered as participating securities. The two-class method was applied to compute basic earnings per share attributable to ordinary shareholders.

The following table sets forth the computation of basic and diluted (loss) earnings per share for the years ended December 31, 2024 and 2023 and for the for the period from its inception on November 8, 2022 through December 31, 2022:

	For the Year Ended December 31,		For the Period from its inception on November 8, 2022 through December 31,
	2024	2023	2022
Net income (loss) attributable to TOYO Co., Ltd’s shareholders	$40,614,170	$9,889,155	$(186,839)
Less: Net income attributable to holders of earnout shares	7,086,765	-	-
Net income (loss) attributable to TOYO Co., Ltd’s ordinary shareholders	$33,527,405	$9,889,155	$(186,839)
Weighted average number of ordinary share outstanding – basic and diluted	30,751,424	41,000,000	41,000,000
Earnings (loss) per share – basic and diluted	$1.09	$0.24	$(0.00)